UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10525

Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 11.2% (7.0% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
$ 1,040	5.000%, 7/15/14 – NPFG Insured	7/12 at 100.00	Aa3	$ 1,079,915
1,000	5.000%, 7/15/15 – NPFG Insured	7/12 at 100.00	Aa3	1,034,020
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	716,123
380	5.125%, 10/01/41	10/11 at 100.00	AA+	381,121
800	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	786,488
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
130	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/19 –	10/12 at 100.00	A+	135,248
	AMBAC Insured
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	A+	1,064,050
	AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A–	537,835
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
250	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	253,035
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	267,243
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
6,065	Total Education and Civic Organizations			6,255,078
	Energy – 1.8% (1.1% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker	1/13 at 100.00	Ba2	994,800
	Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Health Care – 36.4% (22.9% of Total Investments)
1,065	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	857,421
	2007, 5.250%, 10/01/38
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	979,620
	Bonds, Series 2008A, 5.000%, 1/15/47
750	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds,	1/19 at 100.00	AA–	759,555
	Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas	1/21 at 100.00	AA–	1,012,490
	HealthCare System, Series 2011A, 5.250%, 1/15/42
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/12 at 100.00	AA–	1,642,230
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA+	515,255
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
120	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA+	125,155
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
1,250	5.250%, 11/01/40	11/20 at 100.00	A+	1,244,350
1,000	5.000%, 11/01/43	11/20 at 100.00	A+	962,800
1,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	932,030
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	529,360
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	A	692,220
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35
455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA+	466,994
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,051,040
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A+	1,017,392
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,034,540
2,100	5.250%, 6/01/22	6/12 at 101.00	A	2,134,734
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	925,426
	2007, 5.000%, 11/01/27
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	1,191,588
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	620,210
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	516,965
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	150,551
	Bonds, Series 2008, 6.250%, 10/01/38
20,485	Total Health Care			20,361,926
	Housing/Single Family – 3.5% (2.2% of Total Investments)
290	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/12 at 100.00	AA	290,084
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
540	4.700%, 7/01/12 (Alternative Minimum Tax)	11/11 at 100.00	AA	541,237
545	4.850%, 7/01/13 (Alternative Minimum Tax)	11/11 at 100.00	AA	546,019
100	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	100,906
	4.500%, 1/01/28
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	493,830
	7/01/37 (Alternative Minimum Tax)
1,975	Total Housing/Single Family			1,972,076
	Long-Term Care – 1.7% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	225,105
600	5.500%, 10/01/31	10/16 at 100.00	N/R	530,142
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	170,335
	5.000%, 1/01/36
1,035	Total Long-Term Care			925,582
	Materials – 0.4% (0.3% of Total Investments)
300	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	265,965
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 9.8% (6.1% of Total Investments)
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,677,134
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,138,715
	5.000%, 4/01/30
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	542,335
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,117,900
5,025	Total Tax Obligation/General			5,476,084
	Tax Obligation/Limited – 34.9% (21.9% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA	31,720
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,787,660
	Series 2003G, 5.000%, 6/01/28
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	593,803
	2008A, 5.000%, 6/01/33
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,931,308
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	847,216
	NPFG Insured
500	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/29 –	6/19 at 100.00	AA+	525,350
	AGC Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – AGM Insured	12/12 at 101.00	AA+	1,066,210
2,025	5.375%, 12/01/16 – AGM Insured	12/12 at 101.00	AA+	2,159,845
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AA+	762,119
	College, Series 2004, 5.250%, 4/01/20 – AGM Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 –	6/14 at 100.00	A	1,412,264
	NPFG Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AA–	2,106,763
	2004B, 5.000%, 4/01/29 – AMBAC Insured
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	569,809
	0.000%, 8/01/35
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,
	Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	858,468
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,390,290
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	122,535
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AA+	1,078,680
	AGM Insured
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA+	106,586
	12/01/27 – AGM Insured
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA+	1,180,234
	AGM Insured (UB)
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	533,100
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	420,948
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
20,700	Total Tax Obligation/Limited			19,484,908
	Transportation – 13.5% (8.5% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	A+	1,018,880
	Series 2010A, 5.000%, 7/01/39
1,935	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	A+	1,954,969
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	677,992
	5.250%, 2/01/40
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
90	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA+	98,091
220	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	237,301
430	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	457,705
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA+	50,700
125	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA+	37,376
50	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA+	13,260
5,600	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA+	1,325,408
350	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	78,057
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	469,047
	7/01/20 – SYNCORA GTY Insured
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	No Opt. Call	Aa3	1,149,082
	2010A, 5.000%, 5/01/36
12,145	Total Transportation			7,567,868
	U.S. Guaranteed – 7.4% (4.6% of Total Investments) (4)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	230,712
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	572,265
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,115,960
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,392,300
505	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	N/R (4)	532,841
	4/01/19 (Pre-refunded 10/01/12) – AMBAC Insured
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%,	1/12 at 101.00	A1 (4)	276,982
	1/01/20 (Pre-refunded 1/01/12) – NPFG Insured
3,725	Total U.S. Guaranteed			4,121,060
	Utilities – 7.6% (4.8% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	564,895
	5.250%, 1/01/20 – AMBAC Insured
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
745	5.500%, 1/01/17 – FGIC Insured	11/11 at 100.00	Baa1	747,064
15	5.500%, 1/01/21	11/11 at 100.00	A–	15,029
225	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	234,731
	2009A, 5.000%, 1/01/30
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	2,674,672
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
4,085	Total Utilities			4,236,391
	Water and Sewer – 31.1% (19.6% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA+	524,395
	4/01/31 – AGM Insured
500	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	526,690
	2008, 5.000%, 8/01/35
1,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	1,658,487
	5.250%, 7/01/13
500	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	530,630
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AA	1,054,770
	NPFG Insured
3,050	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	3,287,687
610	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 -	6/18 at 100.00	A2	652,511
	NPFG Insured
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 -	6/19 at 100.00	AA+	762,986
	AGC Insured
500	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011, 5.750%, 6/01/36 –	6/21 at 100.00	AA+	539,630
	AGC Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,302,025
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	1,025,612
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	No Opt. Call	AAA	48,027
	Residuals Series 11-R-645-2, 13.404%, 3/01/14 (IF)
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AA+	1,082,687
	AGM Insured
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	2,420,120
	6/01/37 (UB)
16,265	Total Water and Sewer			17,416,257
$ 92,805	Total Investments (cost $86,055,877) – 159.3%			89,077,995
	Floating Rate Obligations – (8.6)%			(4,805,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.1)% (5)			(29,700,000)
	Other Assets Less Liabilities – 2.4%			1,332,262
	Net Assets Applicable to Common Shares – 100%			$ 55,905,257

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$89,077,995	$ —	$89,077,995

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $81,230,617.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,437,703
Depreciation	(395,341)
Net unrealized appreciation (depreciation) of investments	$3,042,362

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011